Insurance Benefits and Claims Expenses - Summary of Insurance Benefits and Claims Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Life insurance death and other benefits	¥ 259,708	¥ 253,157	¥ 221,701
Accident and health claims and claim adjustment expenses	33,818	27,269	21,009
Increase in insurance contract liabilities	172,517	126,619	109,509
Total	466,043	407,045	352,219
Gross [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Life insurance death and other benefits	260,853	253,824	221,949
Accident and health claims and claim adjustment expenses	34,101	27,519	21,166
Increase in insurance contract liabilities	173,085	127,156	109,847
Total	468,039	408,499	352,962
Ceded [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Life insurance death and other benefits	(1,145)	(667)	(248)
Accident and health claims and claim adjustment expenses	(283)	(250)	(157)
Increase in insurance contract liabilities	(568)	(537)	(338)
Total	¥ (1,996)	¥ (1,454)	¥ (743)